CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital and financial risk management
Long-term debt and credit facilities	$ 1,424.2	$ 1,837.4
Current portion of long-term debt and credit facilities	499.7
Total debt	1,923.9	1,837.4
Common shareholders' equity	$ 6,596.5	$ 5,318.5
Total debt/ total debt and common shareholders' equity ratio	22.60%	25.70%
Minimum
Capital and financial risk management
Company target	0.00%	0.00%
Maximum
Capital and financial risk management
Company target	30.00%	30.00%